Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [Abstract]
Schedule of revenue

		31/12/2016	31/12/2017	31/12/2018
	Timing of revenue recognition	US$’000	US$’000	US$’000

Merchandise revenue	Merchandise revenue recognized at a point in time	125,769	104,347	83,412
Marketplace revenue	Service revenue recognized at a point in time	2,234	3,056	4,498
Rental revenue	Short-term rental revenue recognized over time	–	336	469
		128,003	107,739	88,379

Schedule of trade receivables and contract liabilities
	Note	31/12/2017	31/12/2018
		US$’000	US$’000

Trade receivables	11	3,600	3,890
Contract liabilities	21	(3,426)	(4,297)